Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets
Other non-current assets

15. Other non-current assets

Other non-current assets consisted of non-current restricted cash, financial assets held at fair value through profit or loss and other non-current assets.

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Non-current restricted cash	€1,418	€1,276	€1,158
Financial assets held at fair value through profit or loss	11,275	6,000	1,754
Other non-current assets	1,399	643	549
Total other non-current assets	€14,091	€7,919	€3,461

Restricted cash on December 31, 2019 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €0.9 million and €0.5 million respectively.

Restricted cash on December 31, 2018 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €0.7 million and €0.6 million respectively.

Financial assets held at fair value through profit or loss consisted of equity instruments of  listed companies. We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities. These instruments are designated as financial assets held at fair value through profit or loss which qualify for level 1 fair value measurement based upon the closing price of such securities on Euronext at each reporting date.

Fair value changes on financial assets with fair value through profit or loss are recognized directly in profit or loss, in other financial income/other financial expenses.

The table below illustrates these financial assets held at fair value through profit or loss as at December 31, 2019, 2018 and 2017.

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Costs at January 1	€4,818	€2,373	€2,750
Acquisitions of the year	—	4,736	—
Disposals of the year	(82)	(2,291)	(377)
Costs at December 31,	4,736	4,818	2,373
Fair value adjustment at January 1	1,182	(619)	(399)
Cancellation of fair value adjustment following disposal	2	598	55
Fair value adjustment of the year	5,355	1,203	(275)
Fair value adjustment at December 31,	6,539	1,182	(619)
Net book value at December 31,	€11,275	€6,000	€1,754